S000096484 [Member] Average Annual Total Returns	12 Months Ended	60 Months Ended		120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
MSCI USA Financials Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	31.04%	11.33%	11.33%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	25.02%	14.53%	14.53%
MSCI ACWI Index (reflects no deduction for fees or expenses)
Prospectus [Line Items]
Average Annual Return, Percent	17.49%	10.06%	10.06%
FactSet Global FinTech Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	14.17%	3.93%	3.93%
Baron Financials ETF
Prospectus [Line Items]
Average Annual Return, Percent	23.14%	12.17%	12.17%
Performance Inception Date			Dec. 31, 2019
Baron Financials ETF | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	23.14%	12.09%	12.09%
Performance Inception Date			Dec. 31, 2019
Baron Financials ETF | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	13.70%	9.71%	9.71%
Performance Inception Date			Dec. 31, 2019